As filed with the Securities and Exchange Commission on _______ __, 2002

                                Securities Act Registration No. 333-83419
                        Investment Company Act Registration No. 811-09485

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                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                                FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                     Pre-Effective Amendment No. ___   [ ]

                     Post-Effective Amendment No. 10   [X]
                                                 ----

                                 and/or


   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. 9
                                          ---

                              CHOICE FUNDS
           (Exact Name of Registrant as Specified in Charter)

                     5299 DTC BOULEVARD, SUITE 1150
                        ENGLEWOOD, COLORADO 80111
                (Address of Principal Executive Offices)

   Registrant's Telephone Number, including Area Code:  (303) 488-2200

                       PATRICK S. ADAMS, PRESIDENT
                              CHOICE FUNDS
                     5299 DTC BOULEVARD, SUITE 1150
                        ENGLEWOOD, COLORADO 80111
                 (Name and Address of Agent for Service)

                                Copy to:
                            PHILIP A. FEIGIN
                     ROTHGERBER JOHNSON & LYONS LLP
                      ONE TABOR CENTER, SUITE 3000
                         1200 SEVENTEENTH STREET
                         DENVER, COLORADO 80202

It is proposed that this filing will become effective (check appropriate box):

     [   ]  immediately upon filing pursuant to paragraph (b)
     [   ]  on ______ pursuant to paragraph (b)
     [   ]  60 days after filing pursuant to paragraph (a)(1)
     [ X ]  75 days after filing pursuant to paragraph (a)(2)
     [   ]  on ______ pursuant to paragraph (a)(2) or Rule 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [   ]  THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE
FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.